Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Stock-Based Compensation [Abstract]
Schedule of summarizes the activity related to RSU
	Restricted Stock Units	Weighted Average Grant Date Fair Value
Unvested balance on January 1, 2023	1,053,445	$4.67
Granted	-	$-
Vested	-	$-
Forfeited	(115,144)	$7.71
Unvested balance on March 31, 2023	938,301	$4.30

		Weighted
	Restricted	Average Grant
	Stock	Date
	Units	Fair Value
Unvested balance at beginning of the period	1,551,033	$6.52
Granted	414,582	$1.13
Vested	(860,169)	$6.12
Forfeited	(52,001)	$7.62
Unvested balance at December 31, 2022	1,053,445	$4.67

Schedule of summarizes the activity related to PSU
PSU Type	Balance at January 1, 2023	Granted	Forfeited	Balance at March 31, 2023
Net revenue based	495,200	-	230,000	265,200
Weighted average grant date fair value	$8.00	$-	$6.71	$9.12
Cash flow based	123,800	-	57,500	66,300
Weighted average grant date fair value	$2.44	$-	$2.35	$2.52
Total	619,000	-	287,500	331,500

PSU Type	Balance at December 31, 2022	Granted	Forfeited	Balance at December 31, 2021
Net revenue based	421,600	29,600	103,200	495,200
Weighted average grant date fair value	$7.61	$2.20	$7.92	$8.00
Cash flow based	105,400	7,400	25,800	123,800
Weighted average grant date fair value	$1.55	1.55	$1.55	$2.44
Total	527,000	37,000	129,000	619,000